Note 9 - Loss Per Share	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

9. Loss Per Share

Basic and diluted loss per common share are computed as follows:

	For the six months ended June 30,
	2014	2015

Net loss attributable to common shareholders’	(7,881,596)	(9,514,709)

Weighted average common shares – Outstanding	5,244,685	5,784,025
Basic and diluted loss per share	(1.50)	(1.64)

The Company excluded the effect of 66,225 unvested incentive award shares as of June 30, 2014 as they were anti-dilutive.